Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Previously Reported Class A	Ordinary Shares Previously Reported Class B	Ordinary Shares Cumulative Effect Adjustment Upon Adoption of ASC 326 Class A	Ordinary Shares Cumulative Effect Adjustment Upon Adoption of ASC 326 Class B	Ordinary Shares Class A	Ordinary Shares Class B	Shares Subscription Receivables Previously Reported	[1]	Shares Subscription Receivables Cumulative Effect Adjustment Upon Adoption of ASC 326	[1]	Shares Subscription Receivables [1]	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Cumulative Effect Adjustment Upon Adoption of ASC 326	Additional Paid-in Capital	Retained Earnings Statutory Previously Reported	Retained Earnings Statutory Cumulative Effect Adjustment Upon Adoption of ASC 326	Retained Earnings Statutory	Retained Earnings Unrestricted Previously Reported	Retained Earnings Unrestricted Cumulative Effect Adjustment Upon Adoption of ASC 326	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Cumulative Effect Adjustment Upon Adoption of ASC 326	Accumulated Other Comprehensive Income (Loss)	Previously Reported	Cumulative Effect Adjustment Upon Adoption of ASC 326	Total
BALANCE at Dec. 31, 2022		$ 720	$ 480			$ 720	$ 480	$ (1,200)				$ (1,200)	$ 2,957,300		$ 2,957,300	$ 895,682		$ 895,682	$ 9,049,839	$ (285,061)	$ 8,764,778	$ (517,055)		$ (517,055)	$ 12,385,766	$ (285,061)	$ 12,100,705
BALANCE (in Shares) at Dec. 31, 2022	[1]	7,200,000	4,800,000			7,200,000	4,800,000
Net income for the year																					3,969,498						3,969,498
(in Shares)	[1]
Issuance of shares from initial public offering (in Shares)	[1]
Foreign currency translation adjustment																								(372,229)			(372,229)
(in Shares)	[1]
Appropriation to statutory reserves
BALANCE at Dec. 31, 2023						$ 720	$ 480					(1,200)			2,957,300			895,682			12,734,276			(889,284)			15,697,974
BALANCE (in Shares) at Dec. 31, 2023	[1]					7,200,000	4,800,000
Net income for the year																					3,173,703						3,173,703
(in Shares)	[1]
Issuance of shares from initial public offering (in Shares)	[1]
Foreign currency translation adjustment																								(499,136)			(499,136)
(in Shares)	[1]
BALANCE at Dec. 31, 2024						$ 720	$ 480					(1,200)			2,957,300			895,682			15,907,979			(1,388,420)			18,372,541
BALANCE (in Shares) at Dec. 31, 2024	[1]					7,200,000	4,800,000
Net income for the year																					3,967,882						3,967,882
(in Shares)	[1]					1,750,000
Issuance of shares from initial public offering						$ 175									5,869,895												5,870,070
Issuance of shares from initial public offering (in Shares)	[1]					1,750,000
Disposal of subsidiaries															(1,670,100)									204,389			(1,465,711)
Foreign currency translation adjustment																								880,945			880,945
BALANCE at Dec. 31, 2025						$ 895	$ 480					$ (1,200)			$ 7,157,095			$ 895,682			$ 19,875,861			$ (303,086)			$ 27,625,727
BALANCE (in Shares) at Dec. 31, 2025	[1]					8,950,000	4,800,000

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 19, 2023 (Note 15).